Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues (1)	$446,448	$464,918	$482,648	$485,868
Operating income (1)	114,476	134,698	155,159	162,109
(Loss) income from continuing operations (1)	(13,426)	6,222	104,020	114,239
Discontinued operations, net (1)	165,593	102,093	132,303	270,160
Net income *	152,167	108,315	236,323	384,399
Net income available to Common Shares	141,833	99,797	218,603	365,979
Earnings per share – basic:
Net income available to Common Shares	$0.47	$0.33	$0.73	$1.18
Weighted average Common Shares outstanding	298,805	300,193	301,336	310,398
Earnings per share – diluted:
Net income available to Common Shares	$0.47	$0.33	$0.72	$1.17
Weighted average Common Shares outstanding	298,805	317,648	318,773	327,108

(1)
The amounts presented for 2012 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$505,761	$525,630	$544,674	$547,650
Total revenues subsequently reclassified to discontinued operations	(59,313)	(60,712)	(62,026)	(61,782)
Total revenues disclosed in Form 8-K	$446,448	$464,918	$482,648	$485,868

Operating income previously reported in 2012 Form 10-K	$140,889	$158,988	$179,867	$188,214
Operating income subsequently reclassified to discontinued operations	(26,413)	(24,290)	(24,708)	(26,105)
Operating income disclosed in Form 8-K	$114,476	$134,698	$155,159	$162,109

Income from continuing operations previously reported in 2012 Form 10-K	$12,654	$30,213	$128,433	$140,255
Income from continuing operations subsequently reclassified to discontinued operations	(26,080)	(23,991)	(24,413)	(26,016)
(Loss) income from continuing operations disclosed in Form 8-K	$(13,426)	$6,222	$104,020	$114,239

Discontinued operations, net previously reported in 2012 Form 10-K	$139,513	$78,102	$107,890	$244,144
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,080	23,991	24,413	26,016
Discontinued operations, net disclosed in Form 8-K	$165,593	$102,093	$132,303	$270,160

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (2)	$389,708	$405,975	$424,300	$433,685
Operating income (2)	90,801	115,234	121,285	128,994
(Loss) income from continuing operations (2)	(31,876)	(7,935)	7,489	7,496
Discontinued operations, net (2)	164,942	589,688	105,488	99,905
Net income *	133,066	581,753	112,977	107,401
Net income available to Common Shares	123,865	552,457	104,382	99,016
Earnings per share – basic:
Net income available to Common Shares	$0.42	$1.88	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	294,663	295,831	295,990
Earnings per share – diluted:
Net income available to Common Shares	$0.42	$1.88	$0.35	$0.33
Weighted average Common Shares outstanding	292,895	294,663	312,844	312,731

(2)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$445,408	$462,881	$482,852	$492,350
Total revenues subsequently reclassified to discontinued operations	(55,700)	(56,906)	(58,552)	(58,665)
Total revenues disclosed in Form 8-K	$389,708	$405,975	$424,300	$433,685

Operating income previously reported in 2012 Form 10-K	$110,042	$134,130	$142,781	$154,722
Operating income subsequently reclassified to discontinued operations	(19,241)	(18,896)	(21,496)	(25,728)
Operating income disclosed in Form 8-K	$90,801	$115,234	$121,285	$128,994

(Loss) income from continuing operations previously reported in 2012 Form 10-K	$(13,322)	$10,336	$28,274	$32,506
Income from continuing operations subsequently reclassified to discontinued operations	(18,554)	(18,271)	(20,785)	(25,010)
(Loss) income from continuing operations disclosed in Form 8-K	$(31,876)	$(7,935)	$7,489	$7,496

Discontinued operations, net previously reported in 2012 Form 10-K	$146,388	$571,417	$84,703	$74,895
Discontinued operations, net from properties sold subsequent to the respective reporting period	18,554	18,271	20,785	25,010
Discontinued operations, net disclosed in Form 8-K	$164,942	$589,688	$105,488	$99,905
* The Company did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2012 and 2011. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.

Operating Partnership [Member]
Schedule of Quarterly Financial Information [Table Text Block]

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues (1)	$446,448	$464,918	$482,648	$485,868
Operating income (1)	114,476	134,698	155,159	162,109
(Loss) income from continuing operations (1)	(13,426)	6,222	104,020	114,239
Discontinued operations, net (1)	165,593	102,093	132,303	270,160
Net income *	152,167	108,315	236,323	384,399
Net income available to Units	148,251	104,529	229,099	382,974
Earnings per Unit – basic:
Net income available to Units	$0.47	$0.33	$0.73	$1.18
Weighted average Units outstanding	312,011	314,255	315,513	324,364
Earnings per Unit – diluted:
Net income available to Units	$0.47	$0.33	$0.72	$1.17
Weighted average Units outstanding	312,011	317,648	318,773	327,108

(1)
The amounts presented for 2012 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$505,761	$525,630	$544,674	$547,650
Total revenues subsequently reclassified to discontinued operations	(59,313)	(60,712)	(62,026)	(61,782)
Total revenues disclosed in Form 8-K	$446,448	$464,918	$482,648	$485,868

Operating income previously reported in 2012 Form 10-K	$140,889	$158,988	$179,867	$188,214
Operating income subsequently reclassified to discontinued operations	(26,413)	(24,290)	(24,708)	(26,105)
Operating income disclosed in Form 8-K	$114,476	$134,698	$155,159	$162,109

Income from continuing operations previously reported in 2012 Form 10-K	$12,654	$30,213	$128,433	$140,255
Income from continuing operations subsequently reclassified to discontinued operations	(26,080)	(23,991)	(24,413)	(26,016)
(Loss) income from continuing operations disclosed in Form 8-K	$(13,426)	$6,222	$104,020	$114,239

Discontinued operations, net previously reported in 2012 Form 10-K	$139,513	$78,102	$107,890	$244,144
Discontinued operations, net from properties sold subsequent to the respective reporting period	26,080	23,991	24,413	26,016
Discontinued operations, net disclosed in Form 8-K	$165,593	$102,093	$132,303	$270,160

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues (2)	$389,708	$405,975	$424,300	$433,685
Operating income (2)	90,801	115,234	121,285	128,994
(Loss) income from continuing operations (2)	(31,876)	(7,935)	7,489	7,496
Discontinued operations, net (2)	164,942	589,688	105,488	99,905
Net income *	133,066	581,753	112,977	107,401
Net income available to Units	129,640	578,215	109,124	103,521
Earnings per Unit – basic:
Net income available to Units	$0.42	$1.88	$0.35	$0.33
Weighted average Units outstanding	306,248	307,954	308,884	309,120
Earnings per Unit – diluted:
Net income available to Units	$0.42	$1.88	$0.35	$0.33
Weighted average Units outstanding	306,248	307,954	312,844	312,731

(2)
The amounts presented for 2011 are not equal to the same amounts previously reported in the Form 10-K filed with the SEC on February 21, 2013 as a result of changes in discontinued operations due to additional property sales which occurred throughout the first three months of 2013. Below is a reconciliation to the amounts previously reported in the Form 10-K:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011	3/31	6/30	9/30	12/31
Total revenues previously reported in 2012 Form 10-K	$445,408	$462,881	$482,852	$492,350
Total revenues subsequently reclassified to discontinued operations	(55,700)	(56,906)	(58,552)	(58,665)
Total revenues disclosed in Form 8-K	$389,708	$405,975	$424,300	$433,685

Operating income previously reported in 2012 Form 10-K	$110,042	$134,130	$142,781	$154,722
Operating income subsequently reclassified to discontinued operations	(19,241)	(18,896)	(21,496)	(25,728)
Operating income disclosed in Form 8-K	$90,801	$115,234	$121,285	$128,994

(Loss) income from continuing operations previously reported in 2012 Form 10-K	$(13,322)	$10,336	$28,274	$32,506
Income from continuing operations subsequently reclassified to discontinued operations	(18,554)	(18,271)	(20,785)	(25,010)
(Loss) income from continuing operations disclosed in Form 8-K	$(31,876)	$(7,935)	$7,489	$7,496

Discontinued operations, net previously reported in 2012 Form 10-K	$146,388	$571,417	$84,703	$74,895
Discontinued operations, net from properties sold subsequent to the respective reporting period	18,554	18,271	20,785	25,010
Discontinued operations, net disclosed in Form 8-K	$164,942	$589,688	$105,488	$99,905
* The Operating Partnership did not have any extraordinary items or cumulative effect of change in accounting principle during the years ended December 31, 2012 and 2011. Therefore, income before extraordinary items and cumulative effect of change in accounting principle is not shown as it was equal to the net income amounts disclosed above.